Financial Instruments - Derivatives Effect on Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Total interest expense on consolidated statements of operations	$ 222.5	$ 162.6	$ 115.0
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on combined statements of operations	1,886.7	2,207.9	1,922.1
Total interest expense on consolidated statements of operations	222.5	162.6	115.0
Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive (income) loss	(5.8)	1.7	1.7
Gain (loss) reclassified from accumulated other comprehensive (income) loss	(0.3)	(0.3)	(0.2)
Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive (income) loss	36.3	81.1	66.5
Gain (loss) reclassified from accumulated other comprehensive (income) loss	41.8	1.4	(15.0)
Cash Flow Hedging | Not Designated as Hedging Instrument | Interest rate swaps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated other comprehensive (income) loss	$ (7.2)	$ (11.8)	$ (33.8)